Risk management - Credit risk provision matrix (Details) - Trade and other receivables (except for advances issued) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Gross carrying amount
Disclosure of provision matrix
Financial assets.	₽ 7,475	₽ 6,071
Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets.	₽ (283)	₽ (288)
Current and less than 30 days
Disclosure of provision matrix
Expected credit loss rate	0.13%	0.10%
Current and less than 30 days | Gross carrying amount
Disclosure of provision matrix
Financial assets.	₽ 6,092	₽ 5,143
Current and less than 30 days | Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets.	₽ (8)	₽ (6)
30-60 days
Disclosure of provision matrix
Expected credit loss rate	1.00%	1.00%
30-60 days | Gross carrying amount
Disclosure of provision matrix
Financial assets.	₽ 1,035	₽ 490
30-60 days | Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets.	₽ (7)	₽ (3)
61-90 days
Disclosure of provision matrix
Expected credit loss rate	69.00%	57.00%
61-90 days | Gross carrying amount
Disclosure of provision matrix
Financial assets.	₽ 230	₽ 362
61-90 days | Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets.	₽ (159)	₽ (208)
More than 91 days
Disclosure of provision matrix
Expected credit loss rate	92.00%	94.00%
More than 91 days | Gross carrying amount
Disclosure of provision matrix
Financial assets.	₽ 118	₽ 76
More than 91 days | Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets.	₽ (109)	₽ (71)